COMMITMENTS AND CONTINGENT LIABILITIES (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2021 USD ($)	Jan. 26, 2021 m²	Dec. 31, 2020 USD ($) m² € / Unit $ / PerUnitSold	Dec. 31, 2020 EUR (€) m² € / Unit $ / PerUnitSold	Dec. 31, 2019 USD ($)
Royalties:
Royalties provision			$ 154,000		$ 182,000
Weighted average remaining lease term			1 year 8 months 12 days	1 year 8 months 12 days
Vehicles [Member]
Leases:
Monthly vehicle lease expense			$ 20,000
Office facilities [Member]
Leases:
Monthly rental property expenses			$ 9,000
Office facilities [Member] | Isfiya, ISRAEL
Royalties:
Area of lease | m²			900	900
Lease expiration date			May 31, 2022
Office facilities [Member] | Isfiya, ISRAEL | Subsequent Event [Member]
Royalties:
Area of lease | m²		1,550
Lease expiration date		Dec. 31, 2023
Additional Lease expiration date		3 years
Minimum [Member] | Vehicles [Member]
Leases:
Term			32 months	32 months
Maximum [Member] | Vehicles [Member]
Leases:
Term			36 months	36 months
ASIC designer [Member]
Royalties:
Royalties payable per unit sold | $ / PerUnitSold			0.6	0.6
Maximum royalties payable			$ 245,000
Royalties provision			$ 140,000		129,000
ASIC designer [Member] | Euro [Member]
Royalties:
Royalties payable per unit sold | € / Unit			0.5	0.5
Maximum royalties payable | €				€ 200,000
Reimbursement liability to Predecessor Entity's Unit Holders [Member]
Royalties:
Royalties provision			$ 14,000		$ 53,000
OCS [Member]
Royalties:
Funding			5,600,000
Contingent liability			$ 6,100,000
OCS [Member] | Minimum [Member]
Royalties:
Royalty repayment, percentage of products sold			3.00%	3.00%
OCS [Member] | Maximum [Member]
Royalties:
Royalty repayment, percentage of products sold			5.00%	5.00%
BIRD Foundation [Member]
Royalties:
Maximum royalties payable			$ 127,000
Funding			$ 115,000
Royalty repayment, percentage of products sold			5.00%	5.00%
Contingent liability			$ 185,000
Refund expenses			$ 13,000
Manufacturing Program [Member] | Subsequent Event [Member]
Royalties:
Funding	$ 260,000